Investor Shares [Member] Annual Fund Operating Expenses - Investor - Western Asset Institutional U.S. Treasury Reserves	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.05%	[1],[2]
Other Expenses (as a percentage of Assets):	0.02%	[1]
Expenses (as a percentage of Assets)	0.27%	[1]
Fee Waiver or Reimbursement	(0.04%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.23%	[1]

[1]
The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Reserves Portfolio. Since the fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the fund’s management agreement provides that the investment management fee of the fund will be reduced by the investment management fee allocated to the fund by U.S. Treasury Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to U.S. Treasury Reserves Portfolio.

[2]
Investor Shares may pay a fee of up to 0.10% of average daily net assets pursuant to the Fund’s Rule 12b-1 plan. The Board has determined that, until December 31, 2026, such payments shall not exceed 0.05% of the class’ average daily net assets. This arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[3]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.23% for Investor Shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the limit described above or any other lower limit then in effect.